Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Components of Net Periodic Benefit Cost of Postretirement Benefits (USD $) In Thousands, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Successor [Member] | Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Net periodic benefit expense:
Service cost	$ 11
Interest cost on the projected benefit obligation	54
Net periodic cost (benefit)	65
Successor [Member] | Foreign Postretirement Benefit Plan [Member]
Net periodic benefit expense:
Service cost	5
Interest cost on the projected benefit obligation	6
Net periodic cost (benefit)	11
Predecessor [Member] | Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Net periodic benefit expense:
Service cost		60	65	99
Interest cost on the projected benefit obligation		243	305	398
Amortization of prior service cost		(117)	(140)
Net periodic cost (benefit)		186	230	497
Predecessor [Member] | Foreign Postretirement Benefit Plan [Member]
Net periodic benefit expense:
Service cost		35
Interest cost on the projected benefit obligation		31
Amortization of prior service cost		24
Net periodic cost (benefit)		90
Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Net periodic benefit expense:
Service cost	11	60	65	99
Interest cost on the projected benefit obligation	54	243	305	398
Foreign Postretirement Benefit Plan [Member]
Net periodic benefit expense:
Service cost	5	35
Interest cost on the projected benefit obligation	$ 6	$ 31